UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	December 31, 2021

WESTERN ASSET

TOTAL RETURN ETF

WBND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Total Return ETF for the twelve-month reporting period ended December 31, 2021. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer - Investment Management President

January 31, 2022

II	Western Asset Total Return ETF

Fund overview

Q. What is the Fund’s investment strategy?

A. Western Asset Total Return ETF (the “Fund”) seeks to maximize total return, consistent with prudent investment management and liquidity needs. Under normal market conditions, the Fund will seek its investment objective by investing at least 80% of its assets in a portfolio comprised of fixed income securities, debt instruments, derivatives, equity securities of any type acquired in reorganizations of issuers of fixed income securities or debt instruments (“work out securities”), non-convertible preferred securities, warrants, cash and cash equivalents, foreign currencies, and exchange-traded funds (“ETFs”) that provide exposure to these investments (“Principal Investments”). Debt instruments include loans and similar debt instruments.

The fixed income securities and debt instruments in which the Fund may invest may pay fixed, variable or floating rates of interest. The Fund will not invest more than 20% of its portfolio in asset-backed securities (“ABS”) and non-agency, non-government sponsored enterprise and privately issued mortgage-backed securities (“MBS”) or more than 10% of the Fund’s total assets in collateralized debt obligations (“CDOs”). The Fund will also not invest more than 20% of its total assets in junior loans (e.g., debt instruments that are unsecured and subordinated).

Although the Fund may invest in securities and debt instruments of any maturity, the Fund expects the normal range of the Fund’s effective duration to be approximately 2 to 9 years.

The Fund may invest up to 30% of its assets in below investment grade fixed income securities or debt instruments commonly known as “junk bonds” or “high yield securities”.

The Fund may invest in securities issued by both U.S. and non-U.S. issuers (including issuers in emerging markets), but the Fund will not invest more than 30% of its total assets in securities or debt instruments of non-U.S. issuers or more than 25% of its total assets directly in non-U.S. dollar denominated securities or debt instruments.

At Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sectors. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced periods of volatility and, overall, declined over the twelve-month reporting period ended December 31, 2021. Volatility was driven by a number of factors, including the repercussions from the COVID-19 pandemic, rebounding global growth, sharply rising inflation, fluctuating interest rates, and expectations for less accommodative central bank monetary policy. Most spread sectors (non-Treasuries) outperformed similar duration Treasuries, as many investors looked to generate incremental yield in the relatively low interest rate environment.

Western Asset Total Return ETF 2021 Annual Report	1

Fund overview (cont’d)

Short-term U.S. Treasury yields moved sharply higher as the Federal Reserve Board (the “Fed”) telegraphed that it was poised to begin raising interest rates in 2022. The yield for the two-year Treasury note began the reporting period at 0.13% and ended the reporting period at 0.73%. The low of 0.09% occurred on February 5, 2021 and the high of 0.76% took place on December 27, 2021. Long-term U.S. Treasury yields also moved higher, as positive economic data and rising inflation triggered expectations that the Fed would remove its monetary policy accommodation sooner than previously anticipated. The yield for the ten-year Treasury began the reporting period at 0.93% (equaling the low for the period) and ended the reporting period at 1.52%. The high of 1.74% took place on March 19 and March 31, 2021.

All told, the Bloomberg U.S. Aggregate Indexi returned -1.54% for the twelve-month reporting period ended December 31, 2021. For comparison purposes, riskier fixed income securities, including high-yield bonds and emerging market debt, produced mixed results. Over the fiscal year, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Indexii and the JPMorgan Emerging Markets Bond Index Globaliii returned 5.26% and -1.51%, respectively.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the Fund during the reporting period. We tactically managed the Fund’s duration as yields fluctuated over the reporting period, maintaining an overall long position relative to the Bloomberg U.S. Aggregate Index for most of the year. Additionally, as investment-grade spreads tightened earlier in the year, we trimmed some of the Fund’s exposure to certain high-quality investment-grade corporate bonds that we felt were close to being fully valued. Throughout the latter part of the year, we reduced exposure to agency MBS, thereby increasing the Fund’s underweight, particularly in securities that we believed were most at risk of spread-widening as the Fed tapers its purchase program. We also increased the Fund’s exposure, especially in local currency, to select emerging market countries where fundamentals still appeared sound, and where sovereign yields remained attractive relative to comparable developed market yields. During the year, the Fund reduced its allocation to Treasury Inflation-Protected Securities (“TIPS”)iv as breakeven inflation rates exceeded pre-pandemic levels and we believed further upside was limited. Finally, we added back investment-grade exposure in the final quarter of the year as spreads widened due to concerns over the COVID-19 Omicron variant.

During the reporting period, the Fund used interest rate futures, options, swaps and swaptions to manage its duration and yield curve exposure. In aggregate, these instruments detracted from results. Credit default swaps on both investment-grade and high-yield issuers and indices were used to manage the Fund’s credit exposures and had a minimal impact on relative performance. Finally, the Fund’s use of currency forwards and options on currencies, to take outright currency positions as well as to hedge non-U.S. dollar currency exposure, was a modest contributor to returns.

2	Western Asset Total Return ETF 2021 Annual Report

Performance review

For the twelve months ended December 31, 2021, Western Asset Total Return ETF generated a -2.98% return on a net asset value (“NAV”)v basis and -2.90% based on its market pricevi per share.

The performance table shows the Fund’s total return for the twelve months ended December 31, 2021 based on its NAV and market price. The Fund’s broad-based market index, the Bloomberg U.S. Aggregate Index, returned -1.54% over the same time frame. The Lipper Core Plus Bond Funds Category Averagevii returned -0.86% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of December 31, 2021 (unaudited)
	6 months	12 months
Western Asset Total Return ETF:
$26.22 (NAV)	-1.50%	-2.98	% *†
$26.28 (Market Price)	-1.64%	-2.90	% *‡
Bloomberg U.S. Aggregate Index	0.06%	-1.54%
Lipper Core Plus Bond Funds Category Average	0.00%	-0.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratio for the Fund was 0.51%.

The management agreement between Legg Mason ETF Investment Trust (the “Trust”) on behalf of the Fund and Legg Mason Partners Fund Advisor, LLC (the “manager” or “LMPFA”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the Fund, other than interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. LMPFA will also pay all subadvisory fees of the Fund. The manager has agreed to waive and/or reimburse management fees so that the ratio of total annual fund operating expenses will not exceed 0.45% (subject to the same exclusions as the Management Agreement).

Western Asset Total Return ETF 2021 Annual Report	3

Fund overview (cont’d)

Total annual fund operating expenses after waiving and/or reimbursing management fees exceed the expense cap as a result of acquired fund fees and expenses. This arrangement cannot be terminated prior to May 1, 2022 without the Board of Trustee’ consent.

*

Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

†	Total return assumes the reinvestment of all distributions at NAV.

‡	Total return assumes the reinvestment of all distributions at market price, which typically is based upon the official closing price of the Fund’s shares.

Q. What were the leading contributors to performance?

A. The largest contributors to the Fund’s relative performance during the reporting period were its exposures to corporate credit and structured products. Overweight exposures to corporate credit, particularly to high-yield bonds, contributed to performance as credit spreads tightened during the course of the year.

The Fund’s exposures to structured products, including non-agency residential MBS, Commercial MBS and ABS, were also beneficial as fundamentals continued to improve and spreads in these sectors generally tightened during the reporting period.

Q. What were the leading detractors from performance?

A. The most significant detractor from performance was the Fund’s rates positioning. The Fund’s long duration positioning detracted from returns as yields rose, especially during the first quarter of the reporting period.

The Fund’s exposures to emerging markets and non-U.S. developed markets also detracted from returns, as the U.S. dollar strengthened against many currencies and emerging market U.S. dollar-denominated bond spreads widened and local rates ended higher during the year.

Looking for additional information?

The Fund’s daily NAV is available online at www.franklintempleton.com. The Fund is traded under the symbol “WBND” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

4	Western Asset Total Return ETF 2021 Annual Report

Thank you for your investment in Western Asset Total Return ETF. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

January 29, 2022

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield securities include greater price volatility, illiquidity and possibility of default. International investments are subject to special risks, including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Potential active and frequent trading may result in higher transaction costs and increased investor liability. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Active management and diversification do not ensure gains or protect against market declines. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Portfolio holdings and breakdowns are as of December 31, 2021 and are subject to change and may not be representative of the portfolio managers’ current or future investments. Please refer to pages 12 through 52 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2021 were: corporate bonds & notes (36.2%), sovereign bonds (13.6%), U.S. government & agency obligations (12.9%), mortgage-backed securities (11.7%) and collateralized mortgage obligations (10.3%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Western Asset Total Return ETF 2021 Annual Report	5

Fund overview (cont’d)

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

The Bloomberg U.S. Corporate High Yield—2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iii

The JPMorgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

iv

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in five-year, ten-year and thirty-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant but generates a different amount of interest when multiplied by the inflation-adjusted principal.

[v]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

vi	Market price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The market price may differ from the Fund’s NAV.

vii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 312 funds for the six-month period and among the 311 funds for the twelve-month period in the Fund’s Lipper category.

6	Western Asset Total Return ETF 2021 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of December 31, 2021 and December 31, 2020 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The composition of the Fund’s investments is subject to change at any time.

*	Represents less than 0.1%

Western Asset Total Return ETF 2021 Annual Report	7

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2021 and held for the six months ended December 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-1.50%	$1,000.00	$985.00	0.45%	$2.25	5.00%	$1,000.00	$1,022.94	0.45%	$2.29

[1]	For the six months ended December 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

8	Western Asset Total Return ETF 2021 Annual Report

Fund performance (unaudited)

Net Asset Value
Average annual total returns[1]
Twelve Months Ended 12/31/21	-2.98%
Inception* through 12/31/21	6.42

Cumulative total returns[1]
Inception date of 10/3/18 through 12/31/21	22.37%

Market Price
Average annual total returns[2]
Twelve Months Ended 12/31/21	-2.90%
Inception* through 12/31/21	6.48

Cumulative total returns[2]
Inception date of 10/3/18 through 12/31/21	22.61%

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Investors buy and sell shares of the Fund at market price, not NAV, in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the Fund. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and effective July 1, 2020, market price returns typically are based upon the official closing price of the Fund’s shares. Prior to July 1, 2020, market price returns generally were based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV was determined, which was typically 4:00 p.m. Eastern time (U.S.). Market price performance reported for periods prior to July 1, 2020 continue to reflect market prices calculated based upon the mid-point between the bid and ask on the Fund’s principal trading market typically as of 4:00 p.m. Eastern time (U.S.). These returns do not represent investors’ returns had they traded shares at other times. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange-traded funds, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessment of the underlying value of the Fund’s portfolio securities.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

*	Inception date of the Fund is October 3, 2018.

Western Asset Total Return ETF 2021 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested in

Western Asset Total Return ETF vs Bloomberg U.S. Aggregate Index† — October 3, 2018 — December 31, 2021

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, maybe worth more or less than their original cost. NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in the Western Asset Total Return ETF on October 3, 2018 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index (the “Index”). The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund. The Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index is not subject to the same management and trading expenses as a fund. An index is a statistical composite that tracks a specified financial market, sector, or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

10	Western Asset Total Return ETF 2021 Annual Report

Schedule of investments

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 36.2%
Communication Services — 4.9%
Diversified Telecommunication Services — 1.4%
AT&T Inc., Senior Notes	2.300%	6/1/27	90,000	$91,562
AT&T Inc., Senior Notes	1.650%	2/1/28	90,000	88,094
AT&T Inc., Senior Notes	2.250%	2/1/32	30,000	28,990
AT&T Inc., Senior Notes	2.550%	12/1/33	20,000	19,561
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	25,337
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	13,111
AT&T Inc., Senior Notes	3.100%	2/1/43	130,000	126,378
AT&T Inc., Senior Notes	4.350%	6/15/45	19,000	21,416
AT&T Inc., Senior Notes	3.300%	2/1/52	20,000	19,586
AT&T Inc., Senior Notes	3.500%	9/15/53	50,000	50,445
AT&T Inc., Senior Notes	3.550%	9/15/55	67,000	67,243
AT&T Inc., Senior Notes	3.650%	9/15/59	20,000	20,198
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	10,000	10,567
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	40,000	40,076
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	40,000	42,318
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	60,000	56,787
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	140,000	141,248
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	104,000	102,473	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	340,000	399,721
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	30,000	38,984
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	150,000	142,533
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	265,000	251,455
Total Diversified Telecommunication Services				1,798,083
Interactive Media & Services — 0.4%
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	19,540
Alphabet Inc., Senior Notes	0.800%	8/15/27	30,000	29,048
Alphabet Inc., Senior Notes	1.100%	8/15/30	30,000	28,358
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	400,000	415,145	(a)
Total Interactive Media & Services				492,091
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	250,000	257,500	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	10,232	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	98,000	98,860	(a)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	11

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	450,000	$462,938
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	270,000	297,299
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	114,480
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	50,000	49,475
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	80,000	95,466
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	20,000	19,398
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	60,000	74,824
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	20,000	22,393
Comcast Corp., Senior Notes	3.150%	3/1/26	20,000	21,324
Comcast Corp., Senior Notes	3.300%	4/1/27	50,000	53,741
Comcast Corp., Senior Notes	4.150%	10/15/28	45,000	51,085
Comcast Corp., Senior Notes	4.250%	10/15/30	190,000	219,273
DISH DBS Corp., Senior Notes	5.875%	11/15/24	510,000	523,903
DISH DBS Corp., Senior Notes	5.125%	6/1/29	50,000	45,500
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	20,000	20,316	(a)
Total Media				2,438,007
Wireless Telecommunication Services — 1.1%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	200,000	207,074	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	200,000	197,500	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	320,000	480,000
Sprint Corp., Senior Notes	7.875%	9/15/23	20,000	22,025
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	10,000	10,025
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	40,000	39,400
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	30,000	29,628
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	40,000	41,615

See Notes to Financial Statements.

12	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	40,000	$41,615	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	210,000	222,490
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	10,000	10,829
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	40,000	39,799
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	80,000	90,015
Total Wireless Telecommunication Services				1,432,015
Total Communication Services				6,160,196
Consumer Discretionary — 3.3%
Automobiles — 1.1%
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	500,000	519,460
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	200,000	215,160
General Motors Co., Senior Notes	5.400%	10/2/23	20,000	21,407
General Motors Co., Senior Notes	6.125%	10/1/25	130,000	149,335
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	13,688
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	200,000	209,636	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	240,000	259,091	(a)
Total Automobiles				1,387,777
Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	160,000	159,561
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,000	10,759
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	10,801
McDonald’s Corp., Senior Notes	3.800%	4/1/28	50,000	54,934
McDonald’s Corp., Senior Notes	4.450%	9/1/48	230,000	283,194
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	250,000	248,892	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	209,812
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	188,260	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	40,000	39,600	(a)
Total Hotels, Restaurants & Leisure				1,205,813
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	40,000	42,487
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	10,000	12,651
Total Household Durables				55,138
Internet & Direct Marketing Retail — 1.0%
Amazon.com Inc., Senior Notes	1.500%	6/3/30	10,000	9,691
Amazon.com Inc., Senior Notes	2.100%	5/12/31	20,000	20,272
Amazon.com Inc., Senior Notes	3.875%	8/22/37	470,000	552,407
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	109,120

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	13

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Internet & Direct Marketing Retail — continued
Prosus NV, Senior Notes	3.061%	7/13/31	200,000	$194,956	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	400,000	373,063	(a)
Total Internet & Direct Marketing Retail				1,259,509
Multiline Retail — 0.0%††
Target Corp., Senior Notes	2.250%	4/15/25	50,000	51,527
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	2.700%	4/15/30	30,000	31,477
Home Depot Inc., Senior Notes	3.350%	4/15/50	90,000	98,151
Total Specialty Retail				129,628
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	2.750%	3/27/27	50,000	52,970
Total Consumer Discretionary				4,142,362
Consumer Staples — 1.9%
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	90,000	96,629
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	40,000	44,492
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	10,000	11,639
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	20,000	21,921
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	30,000	35,857
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	80,000	98,626
Coca-Cola Co., Senior Notes	3.375%	3/25/27	30,000	32,405
Coca-Cola Co., Senior Notes	1.450%	6/1/27	50,000	49,707
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	50,000	50,425
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	10,333
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	62,823
PepsiCo Inc., Senior Notes	1.625%	5/1/30	40,000	38,790
Total Beverages				553,647
Food & Staples Retailing — 0.0%††
Walmart Inc., Senior Notes	1.500%	9/22/28	20,000	19,876
Walmart Inc., Senior Notes	1.800%	9/22/31	10,000	9,900
Total Food & Staples Retailing				29,776
Food Products — 0.7%
Hershey Co., Senior Notes	0.900%	6/1/25	10,000	9,868

See Notes to Financial Statements.

14	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	10,000	$11,371
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	20,000	24,879
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	260,000	330,583
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	50,000	58,550
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	30,000	37,678
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	190,000	257,238
Mars Inc., Senior Notes	2.700%	4/1/25	20,000	20,797	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	70,000	75,381	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	10,000	10,769	(b)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	90,000	90,083
Total Food Products				927,197
Household Products — 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	10,000	10,575
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	30,000	32,606
Total Household Products				43,181
Tobacco — 0.7%
Altria Group Inc., Senior Notes	2.350%	5/6/25	10,000	10,235
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	11,542
Altria Group Inc., Senior Notes	3.875%	9/16/46	30,000	29,017
Altria Group Inc., Senior Notes	5.950%	2/14/49	250,000	311,983
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,000	5,214
BAT Capital Corp., Senior Notes	3.557%	8/15/27	70,000	73,416
BAT Capital Corp., Senior Notes	3.734%	9/25/40	80,000	76,843
BAT Capital Corp., Senior Notes	4.540%	8/15/47	80,000	83,666
Cargill Inc., Senior Notes	1.375%	7/23/23	40,000	40,313	(a)
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	141,996
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	30,000	30,130
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	30,000	29,356
Total Tobacco				843,711
Total Consumer Staples				2,397,512
Energy — 5.6%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000	2,150
Oil, Gas & Consumable Fuels — 5.6%
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	10,000	10,527

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	15

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	20,000	$21,333
BP Capital Markets America Inc., Senior Notes	3.937%	9/21/28	100,000	110,661
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	80,000	88,266
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	20,000	21,299
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	100,000	104,113	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	60,000	62,628	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	30,000	31,912
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	10,000	10,489
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	10,000	10,100	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	50,000	50,424
Chevron Corp., Senior Notes	1.995%	5/11/27	10,000	10,150
Chevron Corp., Senior Notes	2.236%	5/11/30	60,000	60,687
ConocoPhillips, Senior Notes	3.750%	10/1/27	20,000	21,924	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	120,000	135,311	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	20,000	20,609
Continental Resources Inc., Senior Notes	2.268%	11/15/26	20,000	19,850	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	50,000	54,052
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	58,881	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	30,000	33,247
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	110,000	118,209	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	140,000	156,434	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	90,000	102,904
Devon Energy Corp., Senior Notes	5.000%	6/15/45	330,000	398,878
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	70,000	72,619
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	30,000	31,639
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	10,000	10,604
Ecopetrol SA, Senior Notes	5.875%	5/28/45	190,000	181,689
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	50,000	50,000	(c)(d)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	72,312
Energy Transfer LP, Senior Notes	4.950%	6/15/28	10,000	11,249
Energy Transfer LP, Senior Notes	5.250%	4/15/29	10,000	11,454
Energy Transfer LP, Senior Notes	3.750%	5/15/30	100,000	105,966
Energy Transfer LP, Senior Notes	6.250%	4/15/49	60,000	78,376
Energy Transfer LP, Senior Notes	5.000%	5/15/50	80,000	92,056

See Notes to Financial Statements.

16	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	70,000	$78,580
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	80,000	83,411
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	200,000	209,827
EOG Resources Inc., Senior Notes	4.375%	4/15/30	100,000	115,557
EOG Resources Inc., Senior Notes	3.900%	4/1/35	70,000	79,345
EOG Resources Inc., Senior Notes	4.950%	4/15/50	10,000	13,585
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	130,000	141,375	(a)
EQT Corp., Senior Notes	3.000%	10/1/22	60,000	60,600
EQT Corp., Senior Notes	3.900%	10/1/27	285,000	305,668
EQT Corp., Senior Notes	5.000%	1/15/29	20,000	22,150
EQT Corp., Senior Notes	3.625%	5/15/31	40,000	41,500	(a)
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	50,000	52,546
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	40,000	43,798
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	140,000	151,658
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	110,000	122,232
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	20,000	25,286
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	23,971
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	50,000	61,757
MPLX LP, Senior Notes	4.875%	6/1/25	90,000	98,483
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	68,509
MPLX LP, Senior Notes	2.650%	8/15/30	150,000	149,315
MPLX LP, Senior Notes	4.500%	4/15/38	100,000	111,985
MPLX LP, Senior Notes	5.500%	2/15/49	10,000	12,770
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	80,000	82,184
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	110,000	142,725
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	60,000	60,000
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	100,000	101,250
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	10,062	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	610,000	656,512
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	10,000	9,710
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	60,000	57,889
Qatar Energy, Senior Notes	3.300%	7/12/51	200,000	205,874	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	70,000	72,275

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	17

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	4.375%	5/11/45	50,000	$60,748
Shell International Finance BV, Senior Notes	4.000%	5/10/46	30,000	34,886
Shell International Finance BV, Senior Notes	3.250%	4/6/50	20,000	21,279
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	10,000	10,715
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	10,000	10,531
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	10,537
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	22,376
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	40,000	43,438
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	140,000	170,889
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	100,000	105,401
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	40,000	41,801
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	10,000	10,875
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	120,000	131,885
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	80,000	95,562
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	120,000	141,901
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	1.972%	1/13/23	10,000	9,985	(d)
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	108,277
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	40,000	59,232
Total Oil, Gas & Consumable Fuels				6,993,559
Total Energy				6,995,709
Financials — 10.4%
Banks — 7.1%
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	206,869

See Notes to Financial Statements.

18	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes	5.000%	1/21/44	100,000	$131,317
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	160,000	160,769	(d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	690,000	700,230	(d)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	50,000	51,033	(d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	200,000	218,845	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	70,000	86,598	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	200,000	214,372
Bank of Montreal, Senior Notes	1.850%	5/1/25	90,000	91,329
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	50,000	49,710
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	200,000	200,680
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	201,860	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	200,000	232,687	(a)(d)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	50,000	50,061
Citigroup Inc., Senior Notes	8.125%	7/15/39	240,000	405,771
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	50,000	50,554	(d)
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	430,000	429,491	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	130,000	136,283	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	60,000	66,233	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	60,000	68,524	(d)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	150,000	163,354
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	150,000	169,639
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	246,407	(a)(d)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	19

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	$250,480	(a)(d)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	10,000	10,476
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	201,296	(d)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	202,277	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	204,349	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	90,000	91,347	(d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	80,000	80,450	(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	130,000	131,670	(d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	200,000	205,497	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	90,000	94,893	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	100,000	113,489	(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	110,000	143,145
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	200,000	211,262
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	224,368
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	80,000	80,898
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	50,000	49,568
Swedbank AB, Senior Notes	1.300%	6/2/23	200,000	201,185	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	100,000	100,005
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	40,000	39,663
US Bancorp, Senior Notes	1.450%	5/12/25	100,000	100,412
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	20,000	20,999
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	100,000	105,059
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	50,000	55,970
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	100,000	100,846	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	90,000	91,590	(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	310,000	322,272	(d)

See Notes to Financial Statements.

20	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	100,000	$107,502	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	450,000	614,490	(d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	270,000	336,974
Total Banks				8,825,048
Capital Markets — 2.3%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	30,000	30,276
Credit Suisse AG, Senior Notes	2.950%	4/9/25	250,000	261,683
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	251,397	(a)(d)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	10,000	10,256
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	80,000	84,645
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	190,000	200,913
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	50,000	53,285
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	220,000	221,377	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	90,000	99,974	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	310,000	403,145
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	130,000	132,550	(d)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	230,000	229,755	(d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	50,000	51,154	(d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	110,000	119,866	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	50,000	56,978	(d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	30,000	28,889	(d)
UBS AG, Senior Notes	1.750%	4/21/22	200,000	200,629	(a)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	21

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
UBS AG, Senior Notes	4.500%	6/26/48	200,000	$261,057	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	200,000	215,650	(a)(c)(d)
Total Capital Markets				2,913,479
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	350,000	352,870
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	150,000	152,121
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	150,000	154,629
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	250,000	251,500	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	90,000	96,509	(a)
Total Diversified Financial Services				1,007,629
Insurance — 0.2%
American International Group Inc., Senior Notes	2.500%	6/30/25	30,000	30,933
American International Group Inc., Senior Notes	3.750%	7/10/25	50,000	53,501
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	85,952
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	19,809	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	40,000	39,413	(a)
Total Insurance				229,608
Total Financials				12,975,764
Health Care — 3.5%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	3.750%	11/14/23	10,000	10,470
AbbVie Inc., Senior Notes	2.600%	11/21/24	300,000	311,290
AbbVie Inc., Senior Notes	3.200%	11/21/29	330,000	352,833
AbbVie Inc., Senior Notes	4.750%	3/15/45	60,000	74,837
AbbVie Inc., Senior Notes	4.250%	11/21/49	40,000	48,087
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	80,000	86,188
Total Biotechnology				883,705
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	130,000	143,654

See Notes to Financial Statements.

22	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Equipment & Supplies — continued
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	37,000	$38,737
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	200,000	196,401	(a)
Total Health Care Equipment & Supplies				378,792
Health Care Providers & Services — 1.2%
Anthem Inc., Senior Notes	3.650%	12/1/27	40,000	43,882
Centene Corp., Senior Notes	4.625%	12/15/29	60,000	64,708
Centene Corp., Senior Notes	3.375%	2/15/30	20,000	20,368
Cigna Corp., Senior Notes	3.750%	7/15/23	4,000	4,160
Cigna Corp., Senior Notes	4.125%	11/15/25	30,000	32,809
Cigna Corp., Senior Notes	4.800%	8/15/38	160,000	196,800
CVS Health Corp., Senior Notes	3.625%	4/1/27	10,000	10,851
CVS Health Corp., Senior Notes	2.125%	9/15/31	40,000	39,171
CVS Health Corp., Senior Notes	2.700%	8/21/40	100,000	96,316
CVS Health Corp., Senior Notes	5.050%	3/25/48	190,000	248,413
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	46,740
HCA Inc., Senior Notes	3.500%	9/1/30	60,000	63,413
Humana Inc., Senior Notes	4.500%	4/1/25	10,000	10,898
Humana Inc., Senior Notes	3.950%	3/15/27	20,000	21,858
Humana Inc., Senior Notes	3.125%	8/15/29	90,000	94,295
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	10,000	9,962
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	20,000	22,415
UnitedHealth Group Inc., Senior Notes	2.875%	8/15/29	50,000	52,892
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	140,000	138,987
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	30,000	41,772
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	10,000	10,186
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	170,000	183,911
Total Health Care Providers & Services				1,454,807
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	20,000	20,166
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	20,000	21,507
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	140,000	153,300
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	40,000	49,430
Johnson & Johnson, Senior Notes	0.550%	9/1/25	40,000	39,156
Johnson & Johnson, Senior Notes	0.950%	9/1/27	80,000	78,242
Johnson & Johnson, Senior Notes	3.625%	3/3/37	30,000	34,440
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	100,000	98,026
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	30,000	28,723
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	60,000	59,370
Pfizer Inc., Senior Notes	0.800%	5/28/25	60,000	59,282

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	23

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	280,000	$280,507
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	90,000	90,312
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	340,000	319,600
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	320,000	313,699
Total Pharmaceuticals				1,645,760
Total Health Care				4,363,064
Industrials — 3.4%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	1.433%	2/4/24	220,000	219,664
Boeing Co., Senior Notes	4.875%	5/1/25	90,000	98,466
Boeing Co., Senior Notes	2.196%	2/4/26	140,000	139,967
Boeing Co., Senior Notes	3.200%	3/1/29	110,000	113,210
Boeing Co., Senior Notes	5.150%	5/1/30	90,000	104,859
Boeing Co., Senior Notes	3.250%	2/1/35	130,000	130,994
Boeing Co., Senior Notes	3.550%	3/1/38	10,000	10,169
Boeing Co., Senior Notes	5.705%	5/1/40	130,000	166,973
Boeing Co., Senior Notes	5.805%	5/1/50	70,000	94,789
Boeing Co., Senior Notes	5.930%	5/1/60	20,000	27,754
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	50,000	60,961
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	50,000	54,125
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	130,000	139,128
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	170,000	169,517
Total Aerospace & Defense				1,530,576
Airlines — 1.3%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	20,000	20,000
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	30,000	30,673
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	61,178
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	490,000	576,875
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	370,000	423,062	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	90,000	94,591	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	70,000	76,439	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	60,000	64,050	(a)

See Notes to Financial Statements.

24	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	42,000	$46,372	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,000	10,427	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	240,000	247,500	(a)
Total Airlines				1,651,167
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	20,000	20,425
Carrier Global Corp., Senior Notes	2.700%	2/15/31	25,000	25,391
Total Building Products				45,816
Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	360,000	353,334	(a)
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	50,000	50,201
Republic Services Inc., Senior Notes	2.500%	8/15/24	10,000	10,291
Total Commercial Services & Supplies				413,826
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	50,000	50,932
Industrial Conglomerates — 0.1%
3M Co., Senior Notes	2.375%	8/26/29	10,000	10,258
3M Co., Senior Notes	3.050%	4/15/30	40,000	42,890
General Electric Co., Senior Notes	6.750%	3/15/32	6,000	8,183
Honeywell International Inc., Senior Notes	1.350%	6/1/25	30,000	30,121
Total Industrial Conglomerates				91,452
Machinery — 0.0%††
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	20,000	20,332
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	40,000	40,008
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	20,000	20,452
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	60,000	61,699
Union Pacific Corp., Senior Notes	2.150%	2/5/27	40,000	41,012
Union Pacific Corp., Senior Notes	2.891%	4/6/36	30,000	31,438
Union Pacific Corp., Senior Notes	3.839%	3/20/60	70,000	82,414
Union Pacific Corp., Senior Notes	3.750%	2/5/70	50,000	56,643
Total Road & Rail				333,666
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	30,000	31,303
Total Industrials				4,169,070

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	25

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Information Technology — 1.2%
IT Services — 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	100,000	$104,460
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	40,000	40,325
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	30,000	30,367
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	40,000	40,626
Visa Inc., Senior Notes	2.700%	4/15/40	65,000	66,419
Visa Inc., Senior Notes	4.300%	12/14/45	40,000	50,335
Total IT Services				332,532
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Inc., Senior Notes	3.137%	11/15/35	220,000	221,311	(a)
Intel Corp., Senior Notes	1.600%	8/12/28	30,000	29,636
Intel Corp., Senior Notes	4.750%	3/25/50	60,000	79,901
Intel Corp., Senior Notes	3.050%	8/12/51	10,000	10,229
NVIDIA Corp., Senior Notes	2.850%	4/1/30	20,000	21,243
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	40,000	41,323	(a)
Total Semiconductors & Semiconductor Equipment				403,643
Software — 0.4%
Microsoft Corp., Senior Notes	3.300%	2/6/27	210,000	228,842
Oracle Corp., Senior Notes	1.650%	3/25/26	120,000	119,072
Oracle Corp., Senior Notes	2.875%	3/25/31	130,000	130,828
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	51,573
Total Software				530,315
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	100,000	99,686
Apple Inc., Senior Notes	2.450%	8/4/26	80,000	83,544
Total Technology Hardware, Storage & Peripherals				183,230
Total Information Technology				1,449,720
Materials — 1.4%
Chemicals — 0.2%
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	200,000	196,750	(a)
Metals & Mining — 1.1%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	215,031	(a)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	50,000	67,931
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	30,000	39,673

See Notes to Financial Statements.

26	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	460,000		$492,890
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	20,000		21,450
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	105,000		131,995
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	150,000		157,725	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	150,000		161,824	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	30,000		32,234	(a)
Total Metals & Mining					1,320,753
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	150,000		152,439
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	10,000		9,675
Total Paper & Forest Products					162,114
Total Materials					1,679,617
Utilities — 0.6%
Electric Utilities — 0.6%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	220,000		222,043	(a)
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	100,000		108,106
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	290,000		391,326
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	70,000		70,000
Total Utilities					791,475
Total Corporate Bonds & Notes (Cost — $43,661,980)					45,124,489
Sovereign Bonds — 13.6%
Argentina — 0.0%††
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,443		1,611
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	145,500		50,926
Total Argentina					52,537
Brazil — 2.4%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	8,063,000	BRL	1,173,540
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	272,000	BRL	48,116
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	4,088,000	BRL	719,704

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	27

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — continued
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	2,694,000	BRL	$463,897
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	550,000		515,350
Total Brazil					2,920,607
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	330,000		297,825
Indonesia — 2.9%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	700,000		800,678
Indonesia Treasury Bond	7.000%	5/15/27	9,787,000,000	IDR	736,104
Indonesia Treasury Bond	6.500%	2/15/31	28,500,000,000	IDR	2,017,846
Indonesia Treasury Bond	6.375%	4/15/32	959,000,000	IDR	67,757
Indonesia Treasury Bond	7.500%	6/15/35	330,000,000	IDR	24,254
Total Indonesia					3,646,639
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	200,000		195,988	(a)
Kuwait — 0.4%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	400,000		435,564	(a)
Mexico — 3.8%
Mexican Bonos, Bonds	8.000%	11/7/47	8,800,000	MXN	426,128
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,290,000	MXN	118,370
Mexican Bonos, Senior Notes	7.750%	11/13/42	67,020,000	MXN	3,177,989
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	870,000		947,221
Total Mexico					4,669,708
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	400,000		398,004
Qatar — 0.5%
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	540,000		670,838	(a)
Russia — 2.6%
Russian Federal Bond — OFZ	6.000%	10/6/27	9,460,000	RUB	112,941
Russian Federal Bond — OFZ	6.900%	5/23/29	105,522,000	RUB	1,301,597
Russian Federal Bond — OFZ	7.650%	4/10/30	86,870,000	RUB	1,117,750

See Notes to Financial Statements.

28	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Russia — continued
Russian Federal Bond — OFZ	7.250%	5/10/34	240,000	RUB	$2,961
Russian Federal Bond — OFZ	7.700%	3/16/39	53,520,000	RUB	678,648
Total Russia					3,213,897
South Africa — 0.3%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	9,660,000	ZAR	422,745
Total Sovereign Bonds (Cost — $18,195,287)					16,924,352
U.S. Government & Agency Obligations — 12.9%
U.S. Government Obligations — 12.9%
U.S. Treasury Bonds	1.125%	8/15/40	1,860,000		1,624,012
U.S. Treasury Bonds	2.250%	5/15/41	10,000		10,503
U.S. Treasury Bonds	2.000%	11/15/41	990,000		1,001,292
U.S. Treasury Bonds	3.625%	2/15/44	84,000		109,315
U.S. Treasury Bonds	2.000%	2/15/50	1,590,000		1,615,030
U.S. Treasury Bonds	1.250%	5/15/50	3,640,000		3,091,014
U.S. Treasury Bonds	1.375%	8/15/50	2,060,000		1,804,512
U.S. Treasury Bonds	1.625%	11/15/50	300,000		279,504
U.S. Treasury Bonds	1.875%	2/15/51	490,000		484,794
U.S. Treasury Bonds	2.375%	5/15/51	170,000		187,770
U.S. Treasury Bonds	2.000%	8/15/51	520,000		530,075
U.S. Treasury Bonds	1.875%	11/15/51	810,000		803,545
U.S. Treasury Notes	0.250%	11/15/23	10,000		9,918
U.S. Treasury Notes	0.250%	6/30/25	100,000		97,152
U.S. Treasury Notes	0.375%	1/31/26	80,000		77,394
U.S. Treasury Notes	0.875%	9/30/26	930,000		913,398
U.S. Treasury Notes	1.125%	10/31/26	80,000		79,469
U.S. Treasury Notes	1.250%	11/30/26	10,000		9,994
U.S. Treasury Notes	1.250%	4/30/28	80,000		79,272
U.S. Treasury Notes	1.250%	6/30/28	460,000		455,292
U.S. Treasury Notes	1.000%	7/31/28	900,000		876,199
U.S. Treasury Notes	1.125%	8/31/28	620,000		607,988
U.S. Treasury Notes	1.375%	10/31/28	790,000		786,791
U.S. Treasury Notes	1.625%	5/15/31	60,000		60,759
U.S. Treasury Notes	1.250%	8/15/31	210,000		205,308
U.S. Treasury Notes	1.375%	11/15/31	280,000		276,456
Total U.S. Government & Agency Obligations (Cost — $16,850,815)					16,076,756

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	29

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 11.7%
FHLMC — 2.8%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-5/1/50	522,205	$555,206
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-5/1/51	1,046,009	1,049,159
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47-7/1/49	212,693	230,834
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/48	62,995	67,996
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/49	137,536	151,862
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	2/1/50	134,815	141,188
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	12/1/50-7/1/51	564,391	579,924
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.620%)	2.875%	11/1/47	84,466	87,210	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.622%)	3.090%	2/1/50	102,410	105,788	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.016%	11/1/48	183,056	188,953	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	134,187	141,830
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/47	182,192	195,766
Total FHLMC				3,495,716
FNMA — 7.1%
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	9,664	10,553
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-8/1/50	1,067,097	1,134,915
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	49,553	53,454	(d)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-9/1/51	1,930,183	2,023,422
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-10/1/51	1,380,994	1,421,659
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	39,673	45,797
Federal National Mortgage Association (FNMA)	2.000%	10/1/41-10/1/51	1,279,551	1,280,202

See Notes to Financial Statements.

30	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.500%	6/1/47-1/1/59	300,317	$327,548
Federal National Mortgage Association (FNMA)	4.000%	10/1/47-1/1/49	856,581	914,634
Federal National Mortgage Association (FNMA)	5.000%	2/1/49	103,475	114,792
Federal National Mortgage Association (FNMA)	2.500%	1/1/52	800,000	816,191	(e)
Federal National Mortgage Association (FNMA)	3.000%	1/1/52	300,000	310,789	(e)
Federal National Mortgage Association (FNMA)	2.000%	2/1/52	300,000	298,408	(e)
Total FNMA				8,752,364
GNMA — 1.8%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	54,411	56,975
Government National Mortgage Association (GNMA) II	3.500%	2/20/46-1/20/50	447,638	469,681
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-2/20/50	653,476	688,039
Government National Mortgage Association (GNMA) II	4.500%	4/20/48- 4/20/50	505,325	534,871
Government National Mortgage Association (GNMA) II	5.000%	11/20/48	39,815	42,562
Government National Mortgage Association (GNMA) II	4.000%	3/20/49- 4/20/50	449,843	477,315
Total GNMA				2,269,443
Total Mortgage-Backed Securities (Cost — $14,625,596)				14,517,523
Collateralized Mortgage Obligations (f) —10.3%
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.560%)	0.662%	2/25/37	156,834	137,008	(d)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	1.190%	7/17/26	200,000	199,742	(a)(d)
BWAY Mortgage Trust, 2015-1740 E	4.450%	1/10/35	500,000	475,066	(a)(d)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	2.160%	11/15/35	133,000	132,666	(a)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.010%	4/15/34	300,000	296,082	(a)(d)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	1.010%	11/15/37	501,325	500,871	(a)(d)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	31

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.326%	6/15/50	500,000	$497,541	(d)
CSAIL Commercial Mortgage Trust, 2021- C20 A3	2.805%	3/15/54	240,000	249,431
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	260,000	271,983	(a)
CSMC Trust, 2021-NQM6 A3	1.585%	7/25/66	244,562	241,708	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 A1	2.190%	7/25/29	479,747	496,575
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.835%	10/25/29	2,888,191	168,112	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	75,035	9,629
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	88,975	12,943
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	92,327	11,686
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	98,395	13,289
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	1.550%	10/25/41	190,000	189,886	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	550,000	564,313	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	640,000	653,709	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.603%	3/25/30	506,742	516,494	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA3 M2 (1 mo. USD LIBOR + 3.000%)	3.103%	6/25/50	32,264	32,318	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.503%	1/25/24	51,393	53,231	(d)

See Notes to Financial Statements.

32	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) — CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	2.703%	5/25/24	108,582	$110,606	(d)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.103%	7/25/25	25,461	26,164	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C03 1M2 (1 mo. USD LIBOR + 5.300%)	5.403%	10/25/28	142,915	148,037	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.303%	1/25/30	87,546	89,041	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.502%	5/25/30	340,166	345,579	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	3.653%	7/25/30	230,000	237,398	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.353%	7/25/30	281,708	284,889	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	3.853%	10/25/30	320,000	332,673	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.253%	10/25/30	221,634	224,300	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.203%	10/25/39	101,600	101,825	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1 M2 (30 Day Average SOFR + 1.650%)	1.700%	12/25/41	260,000	260,325	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.121%	4/25/28	97,678	105,773	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	87,025	12,652
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	257,949	33,604
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	188,784	26,568

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	33

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.126%	10/16/48	12,100,892	$70,796	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.367%	6/16/48	73,090	76,725	(d)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	351,019	357,866
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	90,695	11,599
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	185,038	24,485
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	455,579	46,558
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.554%	7/20/70	408,081	410,401	(d)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.554%	7/20/70	420,137	422,351	(d)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.504%	8/20/70	226,284	226,559	(d)
GS Mortgage Securities Corp. II, 2018- SRP5 C (1 mo. USD LIBOR + 4.000%)	4.110%	9/15/31	383,608	123,368	(a)(d)
GS Mortgage Securities Trust, 2017-GS8 C	4.335%	11/10/50	401,000	424,925	(d)
GS Mortgage Securities Trust, 2020-DUNE A (1 mo. USD LIBOR + 1.100%)	1.210%	12/15/36	280,000	279,694	(a)(d)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.622%	11/25/35	162,848	154,282	(d)
IndyMac INDX Mortgage Loan Trust, 2005- AR10 A1 (1 mo. USD LIBOR + 0.520%)	0.622%	6/25/35	195,456	176,646	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD D (1 mo. USD LIBOR + 1.850%)	1.960%	9/15/29	400,000	388,943	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step bond (3.250% to 10/25/22, 6.250% to 10/25/23 then 7.250%)	3.250%	11/25/59	202,698	203,275	(a)
MTRO Commercial Mortgage Trust, 2019- TECH D (1 mo. USD LIBOR + 1.800%)	1.910%	12/15/33	100,000	97,293	(a)(d)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	278,240	288,200	(a)(d)

See Notes to Financial Statements.

34	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.300%)	2.404%	11/11/34	243,024	$239,974	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. USD LIBOR + 0.580%)	0.682%	7/25/45	52,167	51,641	(d)
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000	74,335	(d)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	500,000	560,530
Total Collateralized Mortgage Obligations (Cost — $13,044,117)				12,774,163
Senior Loans — 6.2%
Communication Services — 0.7%
Diversified Telecommunication Services — 0.1%
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	3/9/27	71,621	70,607	(d)(g)(h)
Interactive Media & Services — 0.1%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	169,150	167,751	(d)(g)(h)
Media — 0.5%
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.850%	2/1/27	39,198	38,800	(d)(g)(h)
Nexstar Broadcasting Inc., Term Loan B4 (3 mo. USD LIBOR + 2.500%)	2.599%	9/18/26	146,753	146,332	(d)(g)(h)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.611%	1/31/28	150,000	148,532	(d)(g)(h)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	3.360%	1/31/29	20,000	19,978	(d)(g)(h)
Ziggo Financing Partnership, Term Loan I (3 mo. USD LIBOR + 2.500%)	2.610%	4/30/28	250,000	247,082	(d)(g)(h)
Total Media				600,724
Total Communication Services				839,082
Consumer Discretionary — 1.2%
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	88,684	88,552	(d)(g)(h)
Hotels, Restaurants & Leisure — 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.854%	11/19/26	344,034	338,874	(d)(g)(h)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	35

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	3.604%	7/21/25	246,875	$246,813	(d)(g)(h)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.852%	6/22/26	140,000	138,730	(d)(g)(h)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.854%	8/14/24	117,986	117,488	(d)(g)(h)
Total Hotels, Restaurants & Leisure				841,905
Specialty Retail — 0.4%
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	247,500	246,762	(d)(g)(h)
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/11/28	99,750	99,813	(d)(g)(h)
Whatabrands LLC, Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	8/3/28	230,000	228,954	(d)(g)(h)
Total Specialty Retail				575,529
Total Consumer Discretionary				1,505,986
Consumer Staples — 0.2%
Food & Staples Retailing — 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.354%	1/29/27	49,250	48,492	(d)(g)(h)
Household Products — 0.1%
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	168,725	168,040	(d)(g)(h)
Total Consumer Staples				216,532
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. USD LIBOR + 2.000%)	2.104%	8/4/28	199,500	198,145	(d)(g)(h)
Financials — 1.4%
Capital Markets — 0.2%
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.104%	7/3/24	206,863	204,925	(d)(g)(h)
Diversified Financial Services — 0.9%
Allied Universal Holdco LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	226,906	225,914	(d)(g)(h)

See Notes to Financial Statements.

36	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Castlelake Aviation One Designated Activity Co., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/22/26	119,700	$119,064	(d)(g)(h)
Citadel Securities LP, 2021 Term Loan (3 mo. USD LIBOR + 2.500%)	2.604%	2/2/28	137,560	136,596	(d)(g)(h)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	108,350	108,401	(d)(g)(h)
Nexus Buyer LLC, Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.854%	11/9/26	197,481	196,387	(d)(g)(h)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	2.140%	11/5/28	110,000	109,863	(d)(g)(h)
UFC Holdings LLC, Term Loan B3 (the greater of 6 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	282,579	281,014	(d)(g)(h)
Total Diversified Financial Services				1,177,239
Insurance — 0.1%
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.125%)	3.229%	11/3/23	135,970	135,533	(d)(g)(h)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	5/15/26	207,342	204,232	(d)(g)(h)(i)
Total Financials				1,721,929
Health Care — 1.3%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	10/23/28	110,000	109,952	(d)(g)(h)
Health Care Providers & Services — 0.9%
Global Medical Response Inc., 2020 Term Loan (the greater of 6 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	10/2/25	89,100	88,633	(d)(g)(h)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	2.104%	11/15/27	138,833	136,751	(d)(g)(h)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.852%	11/16/25	69,255	69,125	(d)(g)(h)
Phoenix Newco Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 4.000%)	4.500%	11/15/28	250,000	249,887	(d)(g)(h)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	37

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Radiology Partners Inc., Replacement Term Loan B	4.336-4.354%	7/9/25	250,000	$246,042	(d)(g)(h)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	110,000	109,484	(d)(g)(h)
WP CityMD Bidco LLC, Refinance Term Loan (the greater of 6 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	12/22/28	227,700	227,379	(d)(g)(h)
Total Health Care Providers & Services				1,127,301
Health Care Technology — 0.2%
AthenaHealth Inc., Additional Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.400%	2/11/26	216,302	216,086	(d)(g)(h)
Pharmaceuticals — 0.1%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	6/2/25	177,475	176,543	(d)(g)(h)
Total Health Care				1,629,882
Industrials — 0.9%
Aerospace & Defense — 0.2%
Avolon TLB Borrower 1 US LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/1/27	207,900	208,031	(d)(g)(h)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.354%	12/9/25	88,866	87,567	(d)(g)(h)
Total Aerospace & Defense				295,598
Airlines — 0.2%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	40,000	39,836	(d)(g)(h)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	90,000	95,062	(d)(g)(h)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	79,400	79,508	(d)(g)(h)
Total Airlines				214,406
Commercial Services & Supplies — 0.3%
Ali Group SRL, Term Loan B	—	12/20/28	100,000	99,306	(j)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.601%	10/1/26	47,500	47,429	(d)(g)(h)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.360%	10/30/26	20,612	20,544	(d)(g)(h)

See Notes to Financial Statements.

38	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	145,141	$145,451	(d)(g)(h)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.000%)	3.088%	5/14/26	51,706	51,383	(d)(g)(h)
Total Commercial Services & Supplies				364,113
Electrical Equipment — 0.0%††
Brookfield WEC Holdings Inc., Refinance Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	29,251	29,004	(d)(g)(h)
Road & Rail — 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.224%	12/30/26	246,415	244,732	(d)(g)(h)
Total Industrials				1,147,853
Information Technology — 0.3%
Electronic Equipment, Instruments & Components — 0.1%
II-VI Inc., Term Loan B	—	12/8/28	80,000	79,800	(j)
Software — 0.2%
Cloudera Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	10/8/28	40,000	39,850	(d)(g)(h)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.104%	10/16/26	226,716	226,124	(d)(g)(h)
Total Software				265,974
Total Information Technology				345,774
Materials — 0.1%
Construction Materials — 0.0%††
Summit Materials LLC, New Term Loan B (1 mo. USD LIBOR + 2.000%)	2.104%	11/21/24	69,280	69,228	(d)(g)(h)
Containers & Packaging — 0.1%
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.854%	2/4/27	95,550	94,936	(d)(g)(h)
Total Materials				164,164
Total Senior Loans (Cost — $7,749,610)				7,769,347
Asset-Backed Securities — 6.1%
Allegany Park CLO Ltd., 2019-1A C (3 mo. USD LIBOR + 2.550%)	2.682%	1/20/33	250,000	250,125	(a)(d)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	297,000	300,273	(a)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	39

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	6.224%	10/15/30	250,000	$246,261	(a)(d)
ASSURANT CLO Ltd., 2019-5A E (3 mo. USD LIBOR + 7.340%)	7.464%	1/15/33	250,000	249,431	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A B	2.960%	2/20/27	200,000	207,170	(a)
Dewolf Park CLO Ltd., 2017-1A DR (3 mo. USD LIBOR + 2.850%)	2.974%	10/15/30	280,000	280,001	(a)(d)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.252%	11/25/69	166,451	169,063	(a)(d)
FNA VI LLC, 2021-1A A	1.350%	1/10/32	135,127	133,342	(a)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	5.832%	1/20/30	250,000	246,563	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.832%	1/20/33	300,000	294,833	(a)(d)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.579%	11/30/32	250,000	250,432	(a)(d)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	310,000	305,346	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	380,000	377,150	(a)
Loanpal Solar Loan Ltd., 2021-2GS A	2.220%	3/20/48	266,817	264,591	(a)
Madison Park Funding XXVI Ltd., 2017-26A DR (3 mo. USD LIBOR + 3.000%)	3.129%	7/29/30	275,000	271,289	(a)(d)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.432%	1/20/33	250,000	249,638	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.782%	1/20/31	250,000	237,864	(a)(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC7 M1 (1 mo. USD LIBOR + 0.855%)	0.957%	7/25/34	69,338	68,513	(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC8 M1 (1 mo. USD LIBOR + 0.915%)	1.017%	9/25/34	174,952	174,354	(d)
NADG NNN Operating LP, 2019-1 A	3.368%	12/28/49	148,500	150,571	(a)
Nelnet Student Loan Trust, 2013-1A A (1 mo. USD LIBOR + 0.600%)	0.703%	6/25/41	57,463	57,166	(a)(d)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	2.974%	4/15/31	250,000	242,626	(a)(d)
RAMP Trust, 2006-NC3 M1 (1 mo. USD LIBOR + 0.340%)	0.612%	3/25/36	270,000	266,793	(d)
Regatta XI Funding Ltd., 2018-1A D (3 mo. USD LIBOR + 2.850%)	2.972%	7/17/31	250,000	249,138	(a)(d)

See Notes to Financial Statements.

40	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2018-C A2A	3.630%	11/15/35	79,188	$82,159	(a)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. USD LIBOR + 0.750%)	0.860%	11/15/35	166,361	166,889	(a)(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.110%	6/15/37	77,195	77,940	(a)(d)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	0.822%	7/25/35	264,575	263,879	(d)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	94,851	99,249	(a)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	5.322%	4/16/31	250,000	238,274	(a)(d)
TICP CLO II-2 Ltd., 2018-IIA C (3 mo. USD LIBOR + 2.950%)	3.082%	4/20/28	250,000	247,860	(a)(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	24,494	26,143
Wellfleet CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.400%)	3.532%	10/20/29	250,000	249,998	(a)(d)
Wellfleet CLO Ltd., 2017-3A C (3 mo. USD LIBOR + 2.750%)	2.872%	1/17/31	250,000	243,359	(a)(d)
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	407,950	407,319	(a)
Total Asset-Backed Securities (Cost — $7,604,352)				7,645,602

			Shares
Investments in Underlying Funds — 0.3%
Invesco Senior Loan ETF (Cost — $313,897)			14,600	322,660

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.1%
90-Day Eurodollar Futures, Call @ $99.88	3/14/22	43	107,500	538
90-Day Eurodollar Futures, Put @ $99.63	3/14/22	163	407,500	19,356
90-Day Eurodollar Futures, Put @ $99.50	6/13/22	60	150,000	25,500
Eurodollar 1-Year Mid-Curve Options, Put @ $98.50	3/11/22	110	275,000	15,813
Eurodollar 1-Year Mid-Curve Options, Put @ $98.25	6/10/22	226	565,000	57,912
U.S. Treasury 10-Year Notes Futures, Call @ $131.00	1/21/22	33	33,000	11,344

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	41

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Put @ $130.50		1/7/22	33	33,000	$12,891
U.S. Treasury Long-Term Bonds Futures, Put @ $159.00		1/7/22	33	33,000	11,859
Total Exchange-Traded Purchased Options (Cost — $133,079)					155,213

	Counterparty
OTC Purchased Options — 0.1%
Interest rate swaption, Put @ 185.00bps	Morgan Stanley & Co. Inc.	3/14/22	2,500,000	2,500,000	52,455
Interest rate swaption, Put @ 189.00bps	Citibank N.A.	5/3/22	3,350,000	3,350,000	27,700
U.S. Dollar/Mexicon Peso, Put @ 21.24MXN	Citibank N.A.	2/24/22	490,000	490,000	17,021
Total OTC Purchased Options (Cost — $123,546)					97,176
Total Purchased Options (Cost — $256,625)					252,389
Total Investments before Short-Term Investments (Cost — $122,302,279)					121,407,281

		Rate	Maturity Date	Face Amount†
Short-Term Investments — 0.5%
U.S. Treasury Bills — 0.2%
U.S. Treasury Bills (Cost — $229,994)		0.008%	1/20/22	230,000	229,999	(k)

				Shares
Overnight Deposits — 0.3%
BNY Mellon Cash Reserve Fund (Cost — $377,933)		0.000%		377,933	377,933
Total Short-Term Investments (Cost — $607,927)					607,932
Total Investments — 98.0% (Cost — $122,910,206)					122,015,213
Other Assets in Excess of Liabilities — 2.0%					2,551,844
Total Net Assets — 100.0%					$124,567,057

See Notes to Financial Statements.

42	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2021, the Fund held TBA securities with a total cost of $1,426,570.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	All or a portion of this loan is unfunded as of December 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(k)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	43

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

ETF	— Exchange-Traded Fund

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

ZAR	— South African Rand

Schedule of Written Options

Exchange-Traded Written Options

Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
90-Day Eurodollar Futures, Call	3/14/22	$99.75	43	107,500	$(2,419)
90-Day Eurodollar Futures, Put	3/14/22	99.38	102	255,000	(1,275)
90-Day Eurodollar Futures, Put	3/14/22	99.75	43	107,500	(12,631)
90-Day Eurodollar Futures, Put	6/13/22	99.00	60	150,000	(3,750)
90-Day Eurodollar Futures, Put	3/13/23	97.75	110	275,000	(18,562)
90-Day Eurodollar Futures, Put	6/19/23	97.00	176	440,000	(27,500)
U.S. Treasury 5-Year Notes Futures, Call	1/21/22	121.25	16	16,000	(3,750)
U.S. Treasury 5-Year Notes Futures, Call	1/21/22	121.50	15	15,000	(2,227)
U.S. Treasury 5-Year Notes Futures, Call	2/18/22	121.75	56	56,000	(13,563)
U.S. Treasury 5-Year Notes Futures, Put	1/21/22	121.25	5	5,000	(2,539)
U.S. Treasury 5-Year Notes Futures, Put	2/18/22	118.00	90	90,000	(2,813)
U.S. Treasury 5-Year Notes Futures, Put	2/18/22	118.50	132	132,000	(6,188)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	131.00	22	22,000	(14,437)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	131.50	22	22,000	(10,313)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	133.50	103	103,000	(9,656)
U.S. Treasury 10-Year Notes Futures, Put	1/21/22	131.50	33	33,000	(40,219)
U.S. Treasury 10-Year Notes Futures, Put	2/18/22	129.00	65	65,000	(26,406)
U.S. Treasury Long-Term Bonds Futures, Call	1/21/22	161.00	22	22,000	(24,406)

See Notes to Financial Statements.

44	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

Schedule of Written Options (cont’d)
Security		Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Treasury Long-Term Bonds Futures, Call		2/18/22	$169.00		45	45,000	$(10,547)
U.S. Treasury Long-Term Bonds Futures, Put		1/21/22	161.00		22	22,000	(36,781)
Total Exchange-Traded Written Options (Premiums received — $366,705)							$(269,982)
OTC Written Options

	Counterparty
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	3/14/22	116.00	bps	12,500,000	12,500,000	$(185,104)
Interest rate swaption, Put	Citibank N.A.	5/3/22	130.00	bps	15,900,000	15,900,000	(39,772)
U.S. Dollar/Brazilian Real, Call	Goldman Sachs Group Inc.	1/26/22	6.23	BRL	468,000	468,000	(247)
U.S. Dollar/Mexicon Peso, Call	Citibank N.A.	2/24/22	22.38	MXN	490,000	490,000	(1,185)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	1/12/22	70.83	RUB	800,000	800,000	(35)
Total OTC Written Options (Premiums received — $137,745)							$(226,343)
Total Written Options (Premiums received — $504,450)							$(496,325)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

MXN	— Mexican Peso

RUB	— Russian Ruble

At December 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	269	12/22	$66,652,378	$66,547,238	$(105,140)
90-Day Eurodollar	25	6/23	6,202,625	6,164,375	(38,250)
90-Day Eurodollar	157	12/23	38,737,792	38,625,925	(111,867)
Australian 10-Year Bonds	14	3/22	1,415,969	1,416,543	574
Euro-OAT	4	3/22	755,095	742,137	(12,958)
Montreal Exchange 3 Month Canadian Bank Acceptance Future	16	12/22	3,104,824	3,110,953	6,129
U.S. Treasury 5-Year Notes	1,305	3/22	157,604,284	157,874,415	270,131

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	45

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury Long-Term Bonds	38	3/22	$5,997,218	$6,096,625	$99,407
U.S. Treasury Ultra Long- Term Bonds	28	3/22	5,484,709	5,519,500	34,791
					142,817
Contracts to Sell:
90-Day Eurodollar	24	3/22	5,984,444	5,979,300	5,144
Euro-Bund	44	3/22	8,684,863	8,574,809	110,054
Japanese 10-Year Bonds	1	3/22	1,321,010	1,316,400	4,610
U.S. Treasury 2-Year Notes	5	3/22	1,091,241	1,090,859	382
U.S. Treasury 10-Year Notes	715	3/22	92,821,586	93,285,156	(463,570)
U.S. Treasury Ultra 10-Year Notes	23	3/22	3,319,562	3,368,063	(48,501)
United Kingdom Long Gilt Bonds	26	3/22	4,402,384	4,398,445	3,939
					(387,942)
Net unrealized depreciation on open futures contracts					$(245,125)

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

At December 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	508,148,260	USD	133,220	BNP Paribas SA	1/18/22	$(8,648)
NOK	3,334,120	USD	379,948	BNP Paribas SA	1/18/22	(1,984)
USD	326,752	CAD	410,000	BNP Paribas SA	1/18/22	2,172
USD	787,375	EUR	680,000	BNP Paribas SA	1/18/22	13,792
USD	1,146,266	EUR	990,000	BNP Paribas SA	1/18/22	20,021
USD	347,593	NOK	2,960,000	BNP Paribas SA	1/18/22	12,040
CAD	1,920,000	USD	1,528,602	Citibank N.A.	1/18/22	(8,618)
EUR	661,334	USD	766,612	Citibank N.A.	1/18/22	(14,265)
EUR	1,400,000	USD	1,628,271	Citibank N.A.	1/18/22	(35,601)
INR	40,059,711	USD	533,347	Citibank N.A.	1/18/22	4,505
USD	12,195	CAD	15,619	Citibank N.A.	1/18/22	(170)
USD	28,223	EUR	25,000	Citibank N.A.	1/18/22	(217)

See Notes to Financial Statements.

46	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	46,413	EUR	40,000	Citibank N.A.	1/18/22	$908
USD	56,404	EUR	50,000	Citibank N.A.	1/18/22	(477)
USD	132,440	IDR	1,911,239,735	Citibank N.A.	1/18/22	(1,479)
USD	329,715	IDR	4,760,160,480	Citibank N.A.	1/18/22	(3,825)
USD	109,985	MXN	2,321,000	Citibank N.A.	1/18/22	(3,079)
NOK	5,267,880	USD	615,813	Goldman Sachs Group Inc.	1/18/22	(18,633)
USD	281,395	CAD	350,000	Goldman Sachs Group Inc.	1/18/22	4,314
USD	257,298	GBP	188,546	Goldman Sachs Group Inc.	1/18/22	1,932
USD	361,031	MXN	7,600,000	Goldman Sachs Group Inc.	1/18/22	(9,190)
USD	27,928	RUB	2,000,000	Goldman Sachs Group Inc.	1/18/22	1,375
USD	190,546	RUB	13,690,000	Goldman Sachs Group Inc.	1/18/22	8,788
USD	434,475	RUB	32,208,726	Goldman Sachs Group Inc.	1/18/22	6,849
AUD	2,086,738	USD	1,522,434	JPMorgan Chase & Co.	1/18/22	(5,182)
CAD	180,000	USD	143,360	Morgan Stanley & Co. Inc.	1/18/22	(862)
CAD	190,000	USD	151,350	Morgan Stanley & Co. Inc.	1/18/22	(935)
CAD	410,000	USD	323,545	Morgan Stanley & Co. Inc.	1/18/22	1,035
CAD	696,786	USD	551,768	Morgan Stanley & Co. Inc.	1/18/22	(152)
CAD	1,063,232	USD	846,948	Morgan Stanley & Co. Inc.	1/18/22	(5,232)
JPY	230,743,058	USD	2,032,785	Morgan Stanley & Co. Inc.	1/18/22	(28,735)
MXN	3,150,000	USD	148,887	Morgan Stanley & Co. Inc.	1/18/22	4,560
MXN	6,000,000	USD	285,400	Morgan Stanley & Co. Inc.	1/18/22	6,880
NZD	470,000	USD	323,889	Morgan Stanley & Co. Inc.	1/18/22	(2,178)
USD	285,982	BRL	1,586,199	Morgan Stanley & Co. Inc.	1/18/22	2,485
USD	152,790	CAD	190,000	Morgan Stanley & Co. Inc.	1/18/22	2,375
USD	839,989	CAD	1,040,000	Morgan Stanley & Co. Inc.	1/18/22	16,665
USD	510,621	MXN	10,686,281	Morgan Stanley & Co. Inc.	1/18/22	(9,944)
ZAR	1,298,100	USD	84,177	Morgan Stanley & Co. Inc.	1/18/22	(3,058)
Total						$(51,768)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	47

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

At December 31, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
Citibank N.A.	1,277,000	BRL	1/4/27	BRL-CDI **	7.024%**	$590	$(13,045)
JPMorgan Chase & Co.	300,000	BRL	1/4/27	BRL-CDI **	7.044%**	—	(2,875)
Total						$590	$(15,920)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$ 4,161,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(19)	$(1,727)
6,330,000	7/1/22	3.460%**	CPURNSA**	735	169,219
3,140,000	11/18/23	3.970%**	CPURNSA**	(11,603)	(3,868)
11,054,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(75,976)
6,330,000	7/1/26	CPURNSA**	2.620%**	3,116	(296,714)
15,730,000	9/17/26	CPURNSA**	2.723%**	52,181	(440,797)
1,170,000	10/20/26	2.950%**	CPURNSA**	(612)	13,128
3,140,000	11/18/26	CPURNSA**	3.370%**	32,709	5,486
3,570,000	11/20/26	1.520% annually	Daily SOFR annually	(6,126)	(9,232)

See Notes to Financial Statements.

48	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$886,000	5/15/27	0.710% annually	Daily SOFR annually	—	$19,744
	8,071,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	$(17,905)	51,379
	853,000	8/15/28	1.130% annually	Daily SOFR annually	(118)	3,511
	763,000	11/1/28	1.200% annually	Daily SOFR annually	(44)	78
	1,170,000	10/20/31	CPURNSA	2.770%	987	(12,024)
	1,170,000	10/20/31	1.733% annually	Daily SOFR annually	4,512	(16,509)
	570,000	7/20/45	0.560% annually	Daily SOFR annually	—	104,324
	663,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	22,548	103,424
	168,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	885	18,092
	342,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	1,938	7,850
	1,729,000	2/15/47	1.520% annually	Daily SOFR annually	530	(22,480)
	99,000	2/15/47	1.729% annually	Daily SOFR annually	—	(6,515)
	56,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	567	(4,351)
	172,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(22)	(13,665)
	479,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(3,250)	8,542
Total $	71,816,000				$81,009	$(399,081)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	49

Schedule of investments (cont’d)

December 31, 2021

Western Asset Total Return ETF

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at December 31, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
BNP Paribas SA (Volkswagen International Finance NV, 0.875%, due 1/16/23)	530,000	EUR	12/20/24	0.369%	1.000% quarterly	$11,449	$6,734	$4,715

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at December 31, 2021[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	530,000	EUR	12/20/24	0.226%	1.000% quarterly	$(14,091)	$(7,576)	$(6,515)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.37 Index	$6,748,000	12/20/26	1.000% quarterly	$163,929	$157,613	$6,316
Markit CDX.NA.IG.37 Index	3,950,000	12/20/31	1.000% quarterly	38,121	30,653	7,468
Total	$10,698,000			$202,050	$188,266	$13,784

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.37 Index	$1,831,000	12/20/26	5.000% quarterly	$(167,359)	$(168,557)	$1,198

See Notes to Financial Statements.

50	Western Asset Total Return ETF 2021 Annual Report

Western Asset Total Return ETF

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

CPURNSA	— U.S. CPI Urban Consumers NSA Index

EUR	— Euro

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	51

Statement of assets and liabilities

December 31, 2021

Assets:
Investments, at value (Cost — $122,910,206)	$122,015,213
Foreign currency, at value (Cost — $688,241)	712,368
Deposits with brokers for centrally cleared swap contracts	1,365,190
Receivable for securities sold	967,728
Deposits with brokers for open futures contracts and exchange-traded options	838,893
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $750,508)	780,999
Interest receivable	764,126
Receivable from broker — net variation margin on open futures contracts	144,926
Unrealized appreciation on forward foreign currency contracts	110,696
Receivable from broker — net variation margin on centrally cleared swap contracts	41,483
OTC swaps, at value (premiums paid — $6,734)	11,449
Prepaid expenses	4,258
Total Assets	127,757,329

Liabilities:
Payable for securities purchased	2,306,574
Written options, at value (premiums received — $504,450)	496,325
Unrealized depreciation on forward foreign currency contracts	162,464
Due to custodian	143,340
Investment management fee payable	52,148
OTC swaps, at value (net premiums received — $6,986)	29,421
Total Liabilities	3,190,272
Total Net Assets	$124,567,057

Net Assets:
Par value (Note 5)	$48
Paid-in capital in excess of par value	128,417,794
Total distributable earnings (loss)	(3,850,785)
Total Net Assets	$124,567,057

Shares Outstanding	4,750,000

Net Asset Value	$26.22

See Notes to Financial Statements.

52	Western Asset Total Return ETF 2021 Annual Report

Statement of operations

For the Year Ended December 31, 2021

Investment Income:
Dividends	$11,763
Interest	3,689,158
Less: Foreign taxes withheld	(1,785)
Total Investment Income	3,699,136

Expenses:
Investment management fee (Note 2)	628,606
Interest expense	9
Total Expenses	628,615
Less: Fee waivers and/or expense reimbursements (Note 2)	(51,315)
Net Expenses	577,300
Net Investment Income	3,121,836

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(3,972,920)
Futures contracts	(2,573,049)
Written options	3,548,698
Swap contracts	1,396,002
Forward foreign currency contracts	772,458
Foreign currency transactions	74,195
Net Realized Loss	(754,616)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(4,580,068)
Futures contracts	(95,538)
Written options	(23,857)
Swap contracts	(1,447,907)
Forward foreign currency contracts	(463,911)
Foreign currencies	(139,274)
Change in Net Unrealized Appreciation (Depreciation)	(6,750,555)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(7,505,171)
Decrease in Net Assets From Operations	$(4,383,335)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	53

Statements of changes in net assets

For the Years Ended December 31,	2021	2020

Operations:
Net investment income	$3,121,836	$2,904,364
Net realized gain (loss)	(754,616)	5,160,236
Change in net unrealized appreciation (depreciation)	(6,750,555)	3,446,064
Increase (Decrease) in Net Assets From Operations	(4,383,335)	11,510,664

Distributions to Shareholders From (Note 1):
Total distributable earnings	(5,351,211)	(6,693,676)
Decrease in Net Assets From Distributions to Shareholders	(5,351,211)	(6,693,676)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (550,000 and 3,250,000 shares issued, respectively)	15,044,884	90,710,103
Cost of shares repurchased (800,000 and 2,250,000 shares repurchased, respectively)	(21,685,482)	(62,110,011)
Increase (Decrease) in Net Assets From Fund Share Transactions	(6,640,598)	28,600,092
Increase (Decrease) in Net Assets	(16,375,144)	33,417,080

Net Assets:
Beginning of year	140,942,201	107,525,121
End of year	$124,567,057	$140,942,201

See Notes to Financial Statements.

54	Western Asset Total Return ETF 2021 Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2021[1]	2020[1]	2019[1]	2018[1,2]

Net asset value, beginning of year	$28.19	$26.88	$25.16	$25.00

Income (loss) from operations:
Net investment income	0.66	0.61	0.82	0.20
Net realized and unrealized gain (loss)	(1.49)	2.07	2.45	0.10
Total income (loss) from operations	(0.83)	2.68	3.27	0.30

Less distributions from:
Net investment income	(0.87)	(0.84)	(0.90)	(0.14)
Net realized gains	(0.27)	(0.53)	(0.65)	—
Total distributions	(1.14)	(1.37)	(1.55)	(0.14)

Net asset value, end of year	$26.22	$28.19	$26.88	$25.16
Total return, based on NAV[3]	(2.98)%	10.12%	13.19%	1.19%

Net assets, end of year (000s)	$124,567	$140,942	$107,525	$25,162

Ratios to average net assets:
Gross expenses[4]	0.49%	0.49%	0.49%	0.49%[5]
Net expenses[4,6]	0.45	0.45	0.45	0.45 [5]
Net investment income	2.43	2.19	3.09	3.33 [5]

Portfolio turnover rate[7]	65%	115%	80%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 3, 2018 (inception date) to December 31, 2018.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement, to the average net assets did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to May 1, 2022 without the Board of Trustees’ consent.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar rolls transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 103%, 193%, 285% and 97% for the years ended December 31, 2021, 2020, 2019 and the period ended December 31, 2018, respectively.

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Annual Report	55

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Total Return ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit

56	Western Asset Total Return ETF 2021 Annual Report

risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset Total Return ETF 2021 Annual Report	57

Notes to financial statements (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

58	Western Asset Total Return ETF 2021 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$45,124,489	—	$45,124,489
Sovereign Bonds	—	16,924,352	—	16,924,352
U.S. Government & Agency Obligations	—	16,076,756	—	16,076,756
Mortgage-Backed Securities	—	14,517,523	—	14,517,523
Collateralized Mortgage Obligations	—	12,774,163	—	12,774,163
Senior Loans:
Financials	—	1,517,697	$204,232	1,721,929
Other Senior Loans	—	6,047,418	—	6,047,418
Asset-Backed Securities	—	7,645,602	—	7,645,602
Investments in Underlying Funds	$322,660	—	—	322,660
Purchased Options:
Exchange-Traded Purchased Options	155,213	—	—	155,213
OTC Purchased Options	—	97,176	—	97,176
Total Long-Term Investments	477,873	120,725,176	204,232	121,407,281
Short-Term Investments†:
U.S. Treasury Bills	—	229,999	—	229,999
Overnight Deposits	—	377,933	—	377,933
Total Short-Term Investments	—	607,932	—	607,932
Total Investments	$477,873	$121,333,108	$204,232	$122,015,213

Western Asset Total Return ETF 2021 Annual Report	59

Notes to financial statements (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$535,161	—	—	$535,161
Forward Foreign Currency Contracts††	—	$110,696	—	110,696
Centrally Cleared Interest Rate Swaps††	—	504,777	—	504,777
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	11,449	—	11,449
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	13,784	—	13,784
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	1,198	—	1,198
Total Other Financial Instruments	$535,161	$641,904	—	$1,177,065
Total	$1,013,034	$121,975,012	$204,232	$123,192,278

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$269,982	—	—	$269,982
OTC Written Options	—	$226,343	—	226,343
Futures Contracts††	780,286	—	—	780,286
Forward Foreign Currency Contracts††	—	162,464	—	162,464
OTC Interest Rate Swaps‡	—	15,330	—	15,330
Centrally Cleared Interest Rate Swaps††	—	903,858	—	903,858
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	14,091	—	14,091
Total	$1,050,268	$1,322,086	—	$2,372,354

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

60	Western Asset Total Return ETF 2021 Annual Report

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the

Western Asset Total Return ETF 2021 Annual Report	61

Notes to financial statements (cont’d)

underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes or in an attempt to increase the Fund’s return. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps

62	Western Asset Total Return ETF 2021 Annual Report

involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2021, the total notional value of all credit default swaps to sell protection was EUR 530,000 and $10,698,000. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced entity.

For average notional amounts of swaps held during the year ended December 31, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a

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Notes to financial statements (cont’d)

stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

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Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

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Notes to financial statements (cont’d)

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At December 31, 2021, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in

66	Western Asset Total Return ETF 2021 Annual Report

U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

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Notes to financial statements (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

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(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while

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Notes to financial statements (cont’d)

collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of December 31, 2021, the Fund held OTC written options, OTC swap contracts and forward foreign currency contracts with credit related contingent features which had a net liability-position of $418,228. If a contingent feature would have been triggered, the Fund would-have been required to pay this amount to its derivatives counterparties.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(t) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

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(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(39,865)	$39,865

(a)	Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), is the Fund’s subadviser and Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.49% of the Fund’s average daily net assets.

LMPFA has agreed to waive fees and/or reimburse investment manager fees, so that the ratio of total annual fund operating expenses will not exceed 0.45% of the Fund’s average daily net assets (subject to the same exclusions as the investment management agreement). This arrangement cannot be terminated prior to May 1, 2022 without the Board of Trustees consent.

During the year ended December 31, 2021, fees waived and/or expenses reimbursed amounted to $51,315.

As compensation for its subadvisory services, LMPFA pays Western Asset monthly 70% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by

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Notes to financial statements (cont’d)

LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$41,107,085	$89,231,176
Sales	39,998,463	105,018,820

At December 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$123,047,323	$2,284,678	$(3,316,788)	$(1,032,110)
Written options	(504,450)	142,996	(134,871)	8,125
Futures contracts	—	535,161	(780,286)	(245,125)
Forward foreign currency contracts	—	110,696	(162,464)	(51,768)
Swap contracts	100,466	524,474	(926,293)	(401,819)

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4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$235,368	$17,021	—	$252,389
Futures contracts[3]	535,161	—	—	535,161
Forward foreign currency contracts	—	110,696	—	110,696
OTC swap contracts[4]	—	—	$11,449	11,449
Centrally cleared swap contracts[5]	504,777	—	14,982	519,759
Total	$1,275,306	$127,717	$26,431	$1,429,454

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$494,858	$1,467	—	$496,325
Futures contracts[3]	780,286	—	—	780,286
Forward foreign currency contracts	—	162,464	—	162,464
OTC swap contracts[4]	15,330	—	$14,091	29,421
Centrally cleared swap contracts[5]	903,858	—	—	903,858
Total	$2,194,332	$163,931	$14,091	$2,372,354

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

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Notes to financial statements (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(2,755,054)	$(285,173)	$(99,771)	$(3,139,998)
Futures contracts	(2,573,049)	—	—	(2,573,049)
Written options	3,235,881	176,953	135,864	3,548,698
Swap contracts	1,112,744	—	283,258	1,396,002
Forward foreign currency contracts	—	772,458	—	772,458
Total	$(979,478)	$664,238	$319,351	$4,111

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(12,667)	$10,521	$8,522	$6,376
Futures contracts	(95,538)	—	—	(95,538)
Written options	(119,026)	33,227	61,942	(23,857)
Swap contracts	(1,165,368)	—	(282,539)	(1,447,907)
Forward foreign currency contracts	—	(463,911)	—	(463,911)
Total	$(1,392,599)	$(420,163)	$(212,075)	$(2,024,837)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.

During the year ended December 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$281,764
Written options	395,689
Futures contracts (to buy)	192,963,445
Futures contracts (to sell)	137,103,189
Forward foreign currency contracts (to buy)	6,907,596,596
Forward foreign currency contracts (to sell)	3,627,956,508

74	Western Asset Total Return ETF 2021 Annual Report

Average Notional Balance
Interest rate swap contracts	$58,503,460
Credit default swap contracts (buy protection)	1,830,519
Credit default swap contracts (sell protection)	12,385,211

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2]	Net Amount[3,4]
BNP Paribas SA	$59,474	$(24,723)	$34,751	—	$34,751
Citibank N.A.	50,134	(121,143)	(71,009)	—	(71,009)
Goldman Sachs Group Inc.	23,258	(28,105)	(4,847)	—	(4,847)
JPMorgan Chase & Co.	—	(8,057)	(8,057)	—	(8,057)
Morgan Stanley & Co. Inc.	86,455	(236,200)	(149,745)	—	(149,745)
Total	$219,321	$(418,228)	$(198,907)	—	$(198,907)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Fund share transactions

At December 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on a cash basis. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

Western Asset Total Return ETF 2021 Annual Report	75

Notes to financial statements (cont’d)

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended December 31, 2021, was as follows:

	2021	2020
Distributions paid from:
Ordinary income	$4,700,119	$4,753,191
Net long-term capital gains	651,092	1,940,485
Total distributions paid	$5,351,211	$6,693,676

As of December 31, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$227,215
Deferred capital losses*	(2,602,068)
Other book/tax temporary differences(a)	199,797
Unrealized appreciation (depreciation)(b)	(1,675,729)
Total distributable earnings (loss) — net	$(3,850,785)

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)

Other book/tax temporary differences are attributable to the tax deferral of losses on straddles and the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency contracts.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.

7. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

8. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s

76	Western Asset Total Return ETF 2021 Annual Report

investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

9. Subsequent events

In September 2021, the Fund’s Board of Trustees approved changing the Fund’s fiscal year end from December 31st to March 31st.

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Western Asset Total Return ETF 2021 Annual Report	77

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of Western Asset Total Return ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Total Return ETF (one of the funds constituting Legg Mason ETF Investment Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2021 and for the period October 3, 2018 (inception date) through December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the three years in the period ended December 31, 2021 and for the period October 3, 2018 (inception date) through December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 24, 2022

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

78	Western Asset Total Return ETF 2021 Annual Report

Statement regarding liquidity risk management program (unaudited)

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less

Western Asset Total Return ETF	79

Statement regarding liquidity risk management program (unaudited) (cont’d)

Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

80	Western Asset Total Return ETF

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Total Return ETF (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is One Franklin Parkway, San Mateo, California 94403-1906. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†

Rohit Bhagat

Year of birth	1964
Position(s) with Trust	Lead Independent Trustee
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).
Number of funds in fund complex overseen by Trustee	59
Other Directorships held by Trustee during the past five years	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (payment and financial services) (2020- present); and formerly, Axis Bank (financial) (2013-2021), FlipKart Limited (eCommerce company) (2019-2020), CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Deborah D. McWhinney

Year of birth	1955
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011- 2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).
Number of funds in fund complex overseen by Trustee	59
Other Directorships held by Trustee during the past five years	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present) and LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partners, LLC (financial services) (2018-2020).

Western Asset Total Return ETF	81

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Anantha K. Pradeep

Year of birth	1963
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009- present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).
Number of funds in fund complex overseen by Trustee	59
Other Directorships held by Trustee during the past five years	None

Interested Trustee and Officer

Jennifer M. Johnson3*

Year of birth	1964
Position(s) with Trust	Trustee and Chairperson of the Board
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of eight of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Number of funds in fund complex overseen by Trustee	70
Other Directorships held by Trustee during the past five years	None

Additional Officers

Alison E. Baur
Franklin Templeton One Franklin Parkway, San Mateo, CA 94403-1906

Year of birth	1964
Position(s) with Trust	Vice President
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

82	Western Asset Total Return ETF

Additional Officers (cont’d)

Fred Jensen

Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018 Year of birth	1963
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	Director - Global Compliance of Franklin Templeton (since 2020); Managing Director of Legg Mason & Co. (2006 to 2020); Director of Compliance, Legg Mason Office of the Chief Compliance Officer (2006 to 2020); formerly, Chief Compliance Officer of Legg Mason Global Asset Allocation (prior to 2014); Chief Compliance Officer of Legg Mason Private Portfolio Group (prior to 2013); formerly, Chief Compliance Officer of The Reserve Funds (investment adviser, funds and broker-dealer) (2004) and Ambac Financial Group (investment adviser, funds and broker-dealer) (2000 to 2003).

Harris Goldblat

Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902 Year of birth	1969
Position(s) with Trust	Vice President and Assistant Secretary
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	Associate General Counsel to Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director and Associate General Counsel of Legg Mason & Co. (2005 to 2020).

Steven J. Gray

Franklin Templeton One Franklin Parkway, San Mateo, CA 94403-1906 Year of birth	1955
Position(s) with Trust	Vice President
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Western Asset Total Return ETF	83

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Matthew T. Hinkle

Franklin Templeton One Franklin Parkway, San Mateo, CA 94403-1906 Year of birth	1971
Position(s) with Trust	Chief Executive Officer – Finance and Administration
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Susan Kerr

Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018 Year of birth	1949
Position(s) with Trust	Vice President – AML Compliance
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Thomas C. Mandia

Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902 Year of birth	1962
Position(s) with Trust	Vice President and Assistant Secretary
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	Senior Associate General Counsel to Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LMAS (since 2002) and LMFAM (formerly registered investment advisers) (since 2013); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020).

84	Western Asset Total Return ETF

Additional Officers (cont’d)

Patrick O’Connor

Franklin Templeton One Franklin Parkway, San Mateo, CA 94403-1906 Year of birth	1967
Position(s) with Trust	President and Chief Executive Officer – Investment Management
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of five of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Vivek Pai

Franklin Templeton 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923 Year of birth	1970
Position(s) with Trust	Treasurer, Chief Financial Officer and Chief Accounting Officer
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	Treasurer, U.S. Fund Administration & Reporting and officer of five of the investment companies in Franklin Templeton.

Navid J. Tofigh

Franklin Templeton One Franklin Parkway, San Mateo, CA 94403-1906 Year of birth	1972
Position(s) with Trust	Vice President and Secretary
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle

Franklin Templeton One Franklin Parkway, San Mateo, CA 94403-1906 Year of birth	1960
Position(s) with Trust	Vice President
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Western Asset Total Return ETF	85

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Lori A. Weber

Franklin Templeton 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923 Year of birth	1964
Position(s) with Trust	Vice President
Term of office[1] and length of time served[2]	Since July 2021
Principal occupation(s) during the past five years	Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

86	Western Asset Total Return ETF

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*	Effective July 1, 2021, Ms. Johnson became Chair.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Johnson is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Western Asset Total Return ETF	87

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:

	Pursuant to:		Amount Reported
Long-Term Capital Gain Dividends Distributed	§	852(b)(3)(C)	$651,092
Short-Term Capital Gain Dividends Distributed	§	871(k)(2)(C)	$1,255,384
Section 163(j) Interest Earned	§	163(j)	$3,959,567

88	Western Asset Total Return ETF

Western

Asset Total Return ETF

Trustees*

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Jennifer M. Johnson**

Chair

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the funds of Legg Mason ETF Investment Trust, effective July 1, 2021.

**	Effective July 1, 2021, Ms. Johnson became Chair.

Western Asset Total Return ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Western Asset Total Return ETF

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Total Return ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

ETFF483609 2/22 SR22-4356

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Rohit Bhagat possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Rohit Bhagat as the Audit Committee’s financial expert. Rohit Bhagat is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2020 and December 31, 2021 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $40,000 in December 31, 2020 and $40,000 in December 31, 2021.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2020 and $0 in December 31, 2021.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2020 and $11,000 in December 31, 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason ETF Investment Trust, were $0 in December 31, 2020 and $0 in December 31, 2021.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason ETF Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the

engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason ETF Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for December 31, 2020 and December 31, 2021; Tax Fees were 100% and 100% for December 31, 2020 and December 31, 2021; and Other Fees were 100% and 100% for December 31, 2020 and December 31, 2021.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason ETF Investment Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason ETF Investment Trust during the reporting period were $773,011 in December 31, 2020 and $343,489 in December 31, 2021.

(h) Yes. Legg Mason ETF Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason ETF Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Jennifer M. Johnson**

*	During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the funds of Legg Mason ETF Investment Trust, effective July 1, 2021.

**	Effective July 1, 2021, Ms. Johnson became Chair.

b) Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	February 28, 2022

By:	/s/ Vivek Pai
Vivek Pai
Principal Financial Officer

Date:	February 28, 2022